DERIVATIVE LIABILITIES - PREFERRED SHARES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Preferred Shares Authorized	8,575		8,575
Preferred shares Outstanding	24		24		3,175	5,213
Underlying common shares into which Preferred may convert	160,000		160,000		83,240,744	94,512,297
Closing price on valuation date	$ 0.12		$ 0.12		$ 0.0761	$ 0.09
Preferred stock derivative liability	$ 19,824		$ 19,824		$ 6,334,621	$ 8,506,106
Change in preferred stock derivative liability	(4,228)	(3,963,126)	3,462,104	867,741	561,684	11,227,957
Series B Preferred Stock [Member]
Preferred shares Outstanding					0	797
Underlying common shares into which Preferred may convert					0	5,310,393
Closing price on valuation date					$ 0.0761	$ 0.09
Preferred stock derivative liability					0	477,935
Series C Preferred Stock [Member]
Preferred Shares Authorized	3,200		3,200
Preferred shares Outstanding	24		24		1,375	2,666
Underlying common shares into which Preferred may convert	160,000		160,000		9,166,669	17,773,333
Closing price on valuation date	$ 0.12		$ 0.12		$ 0.0761	$ 0.09
Preferred stock derivative liability	19,824		19,824		697,584	1,599,600
Series E Preferred Stock [Member]
Preferred Shares Authorized	4,000		4,000
Preferred shares Outstanding	0		0		1,800	1,750
Underlying common shares into which Preferred may convert	0		0		74,074,075	71,428,571
Closing price on valuation date	$ 0.12		$ 0.12		$ 0.0761	$ 0.09
Preferred stock derivative liability	0		0		5,637,037	6,428,571
Series G Preferred Stock [Member]
Preferred Shares Authorized	1,375		1,375
Preferred shares Outstanding	0		0
Underlying common shares into which Preferred may convert	0		0
Closing price on valuation date	$ 0.12		$ 0.12
Preferred stock derivative liability	$ 0		$ 0		$ 0